SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Carrying value	$ 208,000	$ 286,000
Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving credit facility, Estimated fair value (Level 2)	208,000	286,000
5.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Carrying value	300,000	0
5.5% Senior Notes | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Estimated fair value (Level 2)	281,750	0
7.5% Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Carrying value	300,000	300,000
7.5% Senior Notes | Fair value, Level 2 inputs
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes, Estimated fair value (Level 2)	$ 306,750	$ 314,625